Segmental Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting
	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$28,758	$22,534	$—	$51,293
Assets
Current assets	7,928,294	365,476	359,852	8,653,622
Non-current assets	12,633,088	6,514,244	1,279,174	20,426,506
Liabilities
Current liabilities	(5,911,483)	(503,558)	(9,918,078)	(16,333,119)
Non-current liabilities	(1,227,525)	(1,316,117)	—	(2,543,642)
Intercompany balances	6,130,287	227,718	(6,358,005)	—
Net asset position	$19,552,661	$5,287,763	$(14,637,057)	$10,203,367

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$10,160,370	$9,804	$—	$—	$10,170,174
Intercompany Service revenue	25,090	799,714	—	(824,804)	—
	10,185,460	809,518	—	(824,804)	10,170,174

Operating expenses
Intercompany service expense	799,714	25,090	—	(824,804)	—
Selling expenses	6,210,347	553,897	—	—	6,764,244
General and administrative expenses	1,245,510	444,538	581,830	—	2,271,878
	8,255,571	1,023,525	581,830	(824,804)	9,036,122

Income (Loss) from operations	1,929,889	(214,007)	(581,830)	—	1,134,052

Other (expense) income
Interest expense, net	(49,349)	3	(90,628)	—	(139,974)
Amortization of debt discount	—	—	(450,229)	—	(450,229)
Gain (Loss) on marketable securities	—	—	130,000	—	130,000
Other income	11,798	—	—	—	11,798
Total other (expenses) income	(37,551)	3	(410,857)	—	(448,405)

Loss before Income Taxes	1,892,338	(214,004)	(992,687)	—	685,647
Income tax provision	(545,868)	(5,530)	23,360	—	(528,038)
Net Income	$1,346,470	$(219,534)	$(969,327)	$—	$157,609

The operating assets and liabilities of the reportable segments are as follows:

	March 31, 2019
	Betting establishments	Betting platform software and services	All other	Total

Purchase of fixed assets	$36,220	$6,162	$—	$42,382
Assets
Current assets	6,300,301	332,452	114,474	6,747,227
Non-current assets	12,870,553	6,979,232	1,253,987	21,103,772
Liabilities
Current liabilities	(4,608,526)	(343,898)	(12,296,065)	(17,248,489)
Non-current liabilities	(1,360,426)	(1,430,256)	—	(2,790,682)
Intercompany balances	3,027,374	195,116	(3,222,490)	—
Net asset position	$16,229,276	$5,732,646	$(14,150,094)	$7,811,828

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2019
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$9,207,410	$58,884	$—	$—	$9,266,294
Intercompany Service revenue	106,702	609,477	—	(716,179)	—
	9,314,112	668,361	—	(716,179)	9,266,294

Operating expenses
Intercompany service expense	609,477	106,702	—	(716,179)	—
Selling expenses	7,383,923	23,783	—	—	7,407,706
General and administrative expenses	1,020,281	662,673	1,514,500	—	3,197,454
	9,013,681	793,158	1,514,500	(716,179)	10,605,160

(Loss) income from operations	300,431	(124,797)	(1,514,500)	—	(1,338,866)

Other (expense) income
Interest expense, net	(3,961)	—	(143,675)	—	(147,636)
Amortization of debt discount	—	—	(1,356,476)	—	(1,356,476)
Loss on marketable securities	—	—	(25,000)	—	(25,000)
Total other (expenses) income	(3,961)	—	(1,525,151)	—	(1,529,112)

Loss before Income Taxes	296,470	(124,797)	(3,039,651)	—	(2,867,978)
Income tax provision	(244,019)	(1,955)	—	—	(245,974)
Net Loss	$52,451	$(126,752)	$(3,039,651)	$—	$(3,113,952)

Operating assets and liabilities

	December 31, 2019
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$202,042	$5,456,358	$—	$5,658,400
Assets
Current assets	6,620,800	470,127	216,948	7,307,875
Non-Current assets	12,761,177	6,615,905	1,183,550	20,560,632
Liabilities
Current liabilities	(5,395,212)	(615,564)	(10,450,390)	(16,461,166)
Non-Current liabilities	(1,266,145)	(1,339,911)	—	(2,696,056)
Intercompany balances	5,461,766	423,926	(5,885,692)	—
Net asset position	$18,182,386	$5,554,483	$(14,935,584)	$8,801,285

	December 31, 2018
	Betting establishments	Betting platform software and services	All other	Total

Purchase of fixed assets	$10,019,807	$167,322	$6,856	$10,193,985
Assets
Current assets	7,026,752	62,395	462,216	7,551,363
Non-Current assets	12,289,853	1,562,295	1,249,970	15,102,118
Liabilities
Current liabilities	(4,393,736)	(281,553)	(2,741,884)	(7,417,173)
Non-Current liabilities	(833,859)	—	(4,463,046)	(5,296,905)
Intercompany balances	2,177,319	223,409	(2,400,728)	—
Net asset position	$16,266,329	$1,566,546	$(7,893,472)	$9,939,403

Operating results

	Year ended December 31, 2019

	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$35,209,477	$373,654	$—	$—	$35,583,131
Intercompany Service revenue	452,776	2,839,211	—	(3,291,987)	—
	35,662,253	3,212,865	—	(3,291,987)	35,583,131
Operating expenses
Intercompany service expense	2,839,211	452,776	—	(3,291,987)	—
Selling expenses	25,583,913	2,000,579	—	—	27,584,492
General and administrative expenses	5,109,135	1,294,617	4,590,802	—	10,994,554
	33,532,259	3,747,972	4,590,802	(3,291,987)	38,579,046

(Loss) income from operations	2,129,994	(535,107)	(4,590,802)	—	(2,995,915)

Other (expense) income
Interest expense, net	(190,206)	3	(782,240)	—	(972,443)
Amortization of debt discount	—	—	(4,154,922)	—	(4,154,922)
Virtual Generation earnout	—	—	(561,351)	—	(561,351)
Loss on share issuances	—	—	(44,063)	—	(44,063)
Other income	114,818	—	34,747	—	149,565
Loss on marketable securities	—	—	(97,500)	—	(97,500)
Total other (expenses) income	(75,388)	3	(5,605,329)	—	(5,680,714)

Loss before Income Taxes	2,054,606	(535,104)	(10,196,131)	—	(8,676,629)
Income tax provision	(641,528)	(43,352)	—	—	(598,176)
Net Loss	$1,413,078	$(491,752)	$(10,196,131)	$—	$(9,274,802)

	Year ended December 31, 2018
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$34,433,461	$141,636	$—	$—	$34,575,097
Intercompany Service revenue	260,063	2,168,870	—	(2,428,933)	—
	34,693,524	2,310,506	—	(2,428,933)	34,575,097
Operating expenses
Intercompany service expense	2,168,870	260,063	—	(2,428,933)	—
Selling expenses	24,142,110	—	—	—	24,142,110
General and administrative expenses	4,968,280	2,360,357	3,259,525	—	10,588,162
	31,279,260	2,620,420	3,259,525	(2,428,933)	34,730,272

(Loss) income from operations	3,414,264	(309,914)	(3,259,525)	—	(155,175)

Other (expense) income
Interest expense, net	(25,910)	—	(593,799)	—	(619,709)
Amortization of debt discount	—	—	(1,995,128)	—	(1,995,128)
Gain on litigation settlement	—	—	516,120	—	516,120
Imputed interest on related party advances	—	—	(761)	—	(761)
Loss on issuance of debt	—	—	(196,403)	—	(196,403)
Mark-to-market of marketable securities	—	—	(75,000)	—	(75,000)
Total other (expenses) income	(25,910)	—	(2,344,971)	—	(2,370,881)

Loss before Income Taxes	3,388,354	(309,914)	(5,604,496)	—	(2,526,056)
Income tax provision	(1,082,919)	(18,042)	(1,740)	—	(1,102,701)
Net Loss	$2,305,435	$(327,956)	$(5,606,236)	$—	$(3,628,757)